Fair Value Disclosures - Summary of Assets and Liabilities Related to Financial Instruments, Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Accounts receivable, net	$ 9,771	$ 8,649
Senior notes	887,502
Notes payable and other borrowings	274,677	834,589
Level 3 [Member] | Book Value [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Accounts receivable, net	20,118	60,397
Notes payable and other borrowings	274,677
Level 3 [Member] | Fair Value [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Accounts receivable, net	20,118	60,390
Notes payable and other borrowings	274,677
Level 2 [Member] | Book Value [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Senior notes	887,502
Level 2 [Member] | Fair Value [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Senior notes	$ 896,625